Submission	Jun. 09, 2026
Submission [Line Items]
Central Index Key	0001987363
Registrant Name	Waton Financial Limited
Registration File Number	333-291557
Form Type	F-1
Submission Type	POS AM
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A